Shareholder Report	6 Months Ended	120 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB CAP FUND, INC.
Entity Central Index Key	0000081443
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000147183
Shareholder Report [Line Items]
Fund Name	AB Global Core Equity Portfolio
Class Name	Class A
Trading Symbol	GCEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Global Core Equity Portfolio (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/GCEAX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/GCEAX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.02%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	MSCI ACWI (net)
12/14	$9,578	$10,000
06/15	$9,741	$10,266
06/16	$9,410	$9,884
06/17	$11,462	$11,740
06/18	$12,691	$13,000
06/19	$13,955	$13,746
06/20	$13,888	$14,036
06/21	$19,193	$19,548
06/22	$15,404	$16,469
06/23	$17,682	$19,191
06/24	$20,023	$22,910
12/24	$20,562	$24,183

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	2.69%	9.91%	6.31%	7.94%
Class A (with sales charges)	-1.65%	5.20%	5.39%	7.47%
MSCI ACWI (net)	5.56%	17.49%	10.06%	9.23%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/GCEAX-S for the most recent performance information.

AssetsNet	$ 2,827,098,929	$ 2,827,098,929
Holdings Count | Holding	69	69
Advisory Fees Paid, Amount	$ 10,808,129
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,827,098,929 # of Portfolio Holdings69 Portfolio Turnover Rate29% Total Advisory Fees Paid$10,808,129
Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	23.3%
Financials	16.6%
Industrials	12.2%
Health Care	11.8%
Consumer Discretionary	9.5%
Communication Services	8.9%
Consumer Staples	7.0%
Materials	4.1%
Energy	3.6%
Real Estate	2.3%
Short-Term Investments	0.2%
Other Assets less Liabilities	0.5%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$199,664,972	7.1%
NVIDIA Corp.	$127,872,281	4.5%
Otis Worldwide Corp.	$107,584,296	3.8%
Elevance Health, Inc.	$103,074,349	3.7%
Goldman Sachs Group, Inc. (The)	$103,004,031	3.6%
Alphabet, Inc. - Class C	$88,216,759	3.1%
Yum China Holdings, Inc.	$81,592,755	2.9%
Julius Baer Group Ltd.	$80,540,187	2.8%
Visa, Inc. - Class A	$78,881,688	2.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	$73,937,619	2.6%
Total	$1,044,368,937	36.9%

Material Fund Change [Text Block]
C000147182
Shareholder Report [Line Items]
Fund Name	AB Global Core Equity Portfolio
Class Name	Advisor Class
Trading Symbol	GCEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Global Core Equity Portfolio (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/GCEYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/GCEYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	MSCI ACWI (net)
12/14	$10,000	$10,000
06/15	$10,180	$10,266
06/16	$9,858	$9,884
06/17	$12,035	$11,740
06/18	$13,361	$13,000
06/19	$14,725	$13,746
06/20	$14,688	$14,036
06/21	$20,350	$19,548
06/22	$16,373	$16,469
06/23	$18,850	$19,191
06/24	$21,396	$22,910
12/24	$21,994	$24,183

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Advisor Class	2.79%	10.13%	6.57%	8.20%
MSCI ACWI (net)	5.56%	17.49%	10.06%	9.23%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/GCEYX-S for the most recent performance information.

AssetsNet	$ 2,827,098,929	$ 2,827,098,929
Holdings Count | Holding	69	69
Advisory Fees Paid, Amount	$ 10,808,129
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,827,098,929 # of Portfolio Holdings69 Portfolio Turnover Rate29% Total Advisory Fees Paid$10,808,129
Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	23.3%
Financials	16.6%
Industrials	12.2%
Health Care	11.8%
Consumer Discretionary	9.5%
Communication Services	8.9%
Consumer Staples	7.0%
Materials	4.1%
Energy	3.6%
Real Estate	2.3%
Short-Term Investments	0.2%
Other Assets less Liabilities	0.5%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$199,664,972	7.1%
NVIDIA Corp.	$127,872,281	4.5%
Otis Worldwide Corp.	$107,584,296	3.8%
Elevance Health, Inc.	$103,074,349	3.7%
Goldman Sachs Group, Inc. (The)	$103,004,031	3.6%
Alphabet, Inc. - Class C	$88,216,759	3.1%
Yum China Holdings, Inc.	$81,592,755	2.9%
Julius Baer Group Ltd.	$80,540,187	2.8%
Visa, Inc. - Class A	$78,881,688	2.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	$73,937,619	2.6%
Total	$1,044,368,937	36.9%

Material Fund Change [Text Block]
C000147177
Shareholder Report [Line Items]
Fund Name	AB Global Core Equity Portfolio
Class Name	Class C
Trading Symbol	GCECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Global Core Equity Portfolio (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/GCECX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/GCECX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.78%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.78%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	MSCI ACWI (net)
12/14	$10,000	$10,000
06/15	$10,130	$10,266
06/16	$9,716	$9,884
06/17	$11,737	$11,740
06/18	$12,895	$13,000
06/19	$14,072	$13,746
06/20	$13,906	$14,036
06/21	$19,068	$19,548
06/22	$15,199	$16,469
06/23	$17,316	$19,191
06/24	$19,451	$22,910
12/24	$19,901	$24,183

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	2.31%	9.07%	5.51%	7.12%
Class C (with sales charges)	1.31%	8.07%	5.51%	7.12%
MSCI ACWI (net)	5.56%	17.49%	10.06%	9.23%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/GCECX-S for the most recent performance information.

AssetsNet	$ 2,827,098,929	$ 2,827,098,929
Holdings Count | Holding	69	69
Advisory Fees Paid, Amount	$ 10,808,129
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,827,098,929 # of Portfolio Holdings69 Portfolio Turnover Rate29% Total Advisory Fees Paid$10,808,129
Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	23.3%
Financials	16.6%
Industrials	12.2%
Health Care	11.8%
Consumer Discretionary	9.5%
Communication Services	8.9%
Consumer Staples	7.0%
Materials	4.1%
Energy	3.6%
Real Estate	2.3%
Short-Term Investments	0.2%
Other Assets less Liabilities	0.5%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$199,664,972	7.1%
NVIDIA Corp.	$127,872,281	4.5%
Otis Worldwide Corp.	$107,584,296	3.8%
Elevance Health, Inc.	$103,074,349	3.7%
Goldman Sachs Group, Inc. (The)	$103,004,031	3.6%
Alphabet, Inc. - Class C	$88,216,759	3.1%
Yum China Holdings, Inc.	$81,592,755	2.9%
Julius Baer Group Ltd.	$80,540,187	2.8%
Visa, Inc. - Class A	$78,881,688	2.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	$73,937,619	2.6%
Total	$1,044,368,937	36.9%

Material Fund Change [Text Block]
C000107480
Shareholder Report [Line Items]
Fund Name	AB Select US Equity Portfolio
Class Name	Class A
Trading Symbol	AUUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Select US Equity Portfolio (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUUAX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUUAX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	1.40%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.40%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	S&P 500 Index
12/14	$9,577	$10,000
06/15	$9,689	$10,123
06/16	$9,857	$10,527
06/17	$11,481	$12,411
06/18	$13,207	$14,195
06/19	$14,405	$15,674
06/20	$15,008	$16,850
06/21	$21,357	$23,724
06/22	$19,643	$21,206
06/23	$22,663	$25,361
06/24	$28,242	$31,589
12/24	$30,519	$34,254

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	8.06%	25.79%	13.93%	12.29%
Class A (with sales charges)	3.48%	20.42%	12.95%	11.80%
S&P 500 Index	8.44%	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AUUAX-S for the most recent performance information.

AssetsNet	$ 280,867,841	$ 280,867,841
Holdings Count | Holding	78	78
Advisory Fees Paid, Amount	$ 1,320,619
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$280,867,841 # of Portfolio Holdings78 Portfolio Turnover Rate106% Total Advisory Fees Paid$1,320,619
Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	27.4%
Financials	20.0%
Communication Services	12.5%
Health Care	10.3%
Industrials	8.1%
Consumer Discretionary	6.0%
Consumer Staples	5.2%
Energy	4.5%
Utilities	2.7%
Materials	0.6%
Short-Term Investments	3.3%
Other Assets less Liabilities	-0.6%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Apple, Inc.	$17,905,030	6.4%
NVIDIA Corp.	$17,531,157	6.2%
Microsoft Corp.	$16,659,787	5.9%
Alphabet, Inc. - Class A	$12,760,334	4.5%
Berkshire Hathaway, Inc. - Class B	$12,297,487	4.4%
Amazon.com, Inc.	$10,834,575	3.9%
Meta Platforms, Inc. - Class A	$8,919,074	3.2%
JPMorgan Chase & Co.	$6,115,242	2.2%
Bank of America Corp.	$5,253,959	1.9%
Capital One Financial Corp.	$5,062,505	1.8%
Total	$113,339,150	40.4%

Material Fund Change [Text Block]
C000107477
Shareholder Report [Line Items]
Fund Name	AB Select US Equity Portfolio
Class Name	Advisor Class
Trading Symbol	AUUYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Select US Equity Portfolio (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUUYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUUYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$60	1.15%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index
12/14	$10,000	$10,000
06/15	$10,130	$10,123
06/16	$10,323	$10,527
06/17	$12,060	$12,411
06/18	$13,909	$14,195
06/19	$15,207	$15,674
06/20	$15,882	$16,850
06/21	$22,652	$23,724
06/22	$20,881	$21,206
06/23	$24,156	$25,361
06/24	$30,179	$31,589
12/24	$32,645	$34,254

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Advisor Class	8.17%	26.12%	14.22%	12.56%
S&P 500 Index	8.44%	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AUUYX-S for the most recent performance information.

AssetsNet	$ 280,867,841	$ 280,867,841
Holdings Count | Holding	78	78
Advisory Fees Paid, Amount	$ 1,320,619
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$280,867,841 # of Portfolio Holdings78 Portfolio Turnover Rate106% Total Advisory Fees Paid$1,320,619
Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	27.4%
Financials	20.0%
Communication Services	12.5%
Health Care	10.3%
Industrials	8.1%
Consumer Discretionary	6.0%
Consumer Staples	5.2%
Energy	4.5%
Utilities	2.7%
Materials	0.6%
Short-Term Investments	3.3%
Other Assets less Liabilities	-0.6%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Apple, Inc.	$17,905,030	6.4%
NVIDIA Corp.	$17,531,157	6.2%
Microsoft Corp.	$16,659,787	5.9%
Alphabet, Inc. - Class A	$12,760,334	4.5%
Berkshire Hathaway, Inc. - Class B	$12,297,487	4.4%
Amazon.com, Inc.	$10,834,575	3.9%
Meta Platforms, Inc. - Class A	$8,919,074	3.2%
JPMorgan Chase & Co.	$6,115,242	2.2%
Bank of America Corp.	$5,253,959	1.9%
Capital One Financial Corp.	$5,062,505	1.8%
Total	$113,339,150	40.4%

Material Fund Change [Text Block]
C000107481
Shareholder Report [Line Items]
Fund Name	AB Select US Equity Portfolio
Class Name	Class C
Trading Symbol	AUUCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Select US Equity Portfolio (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUUCX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUUCX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$113	2.15%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.15%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	S&P 500 Index
12/14	$10,000	$10,000
06/15	$10,080	$10,123
06/16	$10,179	$10,527
06/17	$11,766	$12,411
06/18	$13,435	$14,195
06/19	$14,546	$15,674
06/20	$15,034	$16,850
06/21	$21,236	$23,724
06/22	$19,391	$21,206
06/23	$22,199	$25,361
06/24	$27,444	$31,589
12/24	$29,548	$34,254

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	7.67%	24.82%	13.08%	11.44%
Class C (with sales charges)	6.68%	23.82%	13.08%	11.44%
S&P 500 Index	8.44%	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AUUCX-S for the most recent performance information.

AssetsNet	$ 280,867,841	$ 280,867,841
Holdings Count | Holding	78	78
Advisory Fees Paid, Amount	$ 1,320,619
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$280,867,841 # of Portfolio Holdings78 Portfolio Turnover Rate106% Total Advisory Fees Paid$1,320,619
Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	27.4%
Financials	20.0%
Communication Services	12.5%
Health Care	10.3%
Industrials	8.1%
Consumer Discretionary	6.0%
Consumer Staples	5.2%
Energy	4.5%
Utilities	2.7%
Materials	0.6%
Short-Term Investments	3.3%
Other Assets less Liabilities	-0.6%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Apple, Inc.	$17,905,030	6.4%
NVIDIA Corp.	$17,531,157	6.2%
Microsoft Corp.	$16,659,787	5.9%
Alphabet, Inc. - Class A	$12,760,334	4.5%
Berkshire Hathaway, Inc. - Class B	$12,297,487	4.4%
Amazon.com, Inc.	$10,834,575	3.9%
Meta Platforms, Inc. - Class A	$8,919,074	3.2%
JPMorgan Chase & Co.	$6,115,242	2.2%
Bank of America Corp.	$5,253,959	1.9%
Capital One Financial Corp.	$5,062,505	1.8%
Total	$113,339,150	40.4%

Material Fund Change [Text Block]
C000107482
Shareholder Report [Line Items]
Fund Name	AB Select US Equity Portfolio
Class Name	Class I
Trading Symbol	AUUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Select US Equity Portfolio (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUUIX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUUIX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$59	1.13%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.13%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	S&P 500 Index
12/14	$10,000	$10,000
06/15	$10,131	$10,123
06/16	$10,334	$10,527
06/17	$12,065	$12,411
06/18	$13,917	$14,195
06/19	$15,223	$15,674
06/20	$15,901	$16,850
06/21	$22,677	$23,724
06/22	$20,903	$21,206
06/23	$24,189	$25,361
06/24	$30,220	$31,589
12/24	$32,693	$34,254

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class I	8.18%	26.12%	14.22%	12.58%
S&P 500 Index	8.44%	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AUUIX-S for the most recent performance information.

AssetsNet	$ 280,867,841	$ 280,867,841
Holdings Count | Holding	78	78
Advisory Fees Paid, Amount	$ 1,320,619
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$280,867,841 # of Portfolio Holdings78 Portfolio Turnover Rate106% Total Advisory Fees Paid$1,320,619
Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	27.4%
Financials	20.0%
Communication Services	12.5%
Health Care	10.3%
Industrials	8.1%
Consumer Discretionary	6.0%
Consumer Staples	5.2%
Energy	4.5%
Utilities	2.7%
Materials	0.6%
Short-Term Investments	3.3%
Other Assets less Liabilities	-0.6%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Apple, Inc.	$17,905,030	6.4%
NVIDIA Corp.	$17,531,157	6.2%
Microsoft Corp.	$16,659,787	5.9%
Alphabet, Inc. - Class A	$12,760,334	4.5%
Berkshire Hathaway, Inc. - Class B	$12,297,487	4.4%
Amazon.com, Inc.	$10,834,575	3.9%
Meta Platforms, Inc. - Class A	$8,919,074	3.2%
JPMorgan Chase & Co.	$6,115,242	2.2%
Bank of America Corp.	$5,253,959	1.9%
Capital One Financial Corp.	$5,062,505	1.8%
Total	$113,339,150	40.4%

Material Fund Change [Text Block]
C000230111
Shareholder Report [Line Items]
Fund Name	AB Sustainable US Thematic Portfolio
Class Name	Class A
Trading Symbol	SUTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Sustainable US Thematic Portfolio (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/SUTAX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/SUTAX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.93%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	S&P 500 Index
02/22	$10,000	$10,000
06/22	$7,867	$8,441
06/23	$9,387	$10,095
06/24	$10,826	$12,574
12/24	$10,995	$13,635

Average Annual Return [Table Text Block]
	6 Months	1 Year	Since Inception 02/01/22
Class A (without sales charges)	1.56%	10.68%	4.86%
Class A (with sales charges)	-2.78%	5.95%	3.31%
S&P 500 Index	8.44%	25.02%	11.21%

Performance Inception Date		Feb. 01, 2022
No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/SUTAX-S for the most recent performance information.

AssetsNet	$ 74,326,773	$ 74,326,773
Holdings Count | Holding	43	43
Advisory Fees Paid, Amount	$ 133,516
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$74,326,773 # of Portfolio Holdings43 Portfolio Turnover Rate19% Total Advisory Fees Paid$133,516
Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	37.1%
Health Care	17.4%
Financials	16.5%
Industrials	14.7%
Consumer Staples	5.5%
Consumer Discretionary	5.3%
Utilities	2.4%
Short-Term Investments	2.3%
Other Assets less Liabilities	-1.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$3,972,701	5.3%
Microsoft Corp.	$3,209,301	4.3%
Veralto Corp.	$2,570,083	3.5%
Flex Ltd.	$2,533,011	3.4%
Visa, Inc. - Class A	$2,478,070	3.4%
Aflac, Inc.	$2,455,355	3.3%
Rockwell Automation, Inc.	$2,212,872	3.0%
Unilever PLC (Sponsored ADR)	$2,074,709	2.8%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$2,009,461	2.7%
Waste Management, Inc.	$2,008,012	2.7%
Total	$25,523,575	34.4%

Material Fund Change [Text Block]
C000180082
Shareholder Report [Line Items]
Fund Name	AB Sustainable US Thematic Portfolio
Class Name	Advisor Class
Trading Symbol	FFTYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Sustainable US Thematic Portfolio (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/FFTYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/FFTYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index
06/17	$10,000	$10,000
12/17	$9,910	$9,930
06/18	$11,542	$11,357
06/19	$13,067	$12,541
06/20	$15,050	$13,482
06/21	$21,763	$18,981
06/22	$17,991	$16,966
06/23	$21,507	$20,291
06/24	$24,855	$25,273
12/24	$25,275	$27,406

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception 06/28/17
Advisor Class	1.69%	11.00%	12.34%	13.14%
S&P 500 Index	8.44%	25.02%	14.53%	14.36%

Performance Inception Date		Jun. 28, 2017
No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/FFTYX-S for the most recent performance information.

AssetsNet	$ 74,326,773	$ 74,326,773
Holdings Count | Holding	43	43
Advisory Fees Paid, Amount	$ 133,516
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$74,326,773 # of Portfolio Holdings43 Portfolio Turnover Rate19% Total Advisory Fees Paid$133,516
Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	37.1%
Health Care	17.4%
Financials	16.5%
Industrials	14.7%
Consumer Staples	5.5%
Consumer Discretionary	5.3%
Utilities	2.4%
Short-Term Investments	2.3%
Other Assets less Liabilities	-1.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$3,972,701	5.3%
Microsoft Corp.	$3,209,301	4.3%
Veralto Corp.	$2,570,083	3.5%
Flex Ltd.	$2,533,011	3.4%
Visa, Inc. - Class A	$2,478,070	3.4%
Aflac, Inc.	$2,455,355	3.3%
Rockwell Automation, Inc.	$2,212,872	3.0%
Unilever PLC (Sponsored ADR)	$2,074,709	2.8%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$2,009,461	2.7%
Waste Management, Inc.	$2,008,012	2.7%
Total	$25,523,575	34.4%

Material Fund Change [Text Block]
C000236906
Shareholder Report [Line Items]
Fund Name	AB Sustainable US Thematic Portfolio
Class Name	Class C
Trading Symbol	SUTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Sustainable US Thematic Portfolio (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/SUTCX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/SUTCX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$84	1.67%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.67%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	S&P 500 Index
05/22	$10,000	$10,000
06/22	$9,160	$9,191
06/23	$10,842	$10,992
06/24	$12,407	$13,692
12/24	$12,548	$14,847

Average Annual Return [Table Text Block]
	6 Months	1 Year	Since Inception 05/02/22
Class C (without sales charges)	1.14%	9.84%	8.86%
Class C (with sales charges)	0.32%	8.95%	8.86%
S&P 500 Index	8.44%	25.02%	15.91%

Performance Inception Date		May 02, 2022
No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/SUTCX-S for the most recent performance information.

AssetsNet	$ 74,326,773	$ 74,326,773
Holdings Count | Holding	43	43
Advisory Fees Paid, Amount	$ 133,516
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$74,326,773 # of Portfolio Holdings43 Portfolio Turnover Rate19% Total Advisory Fees Paid$133,516
Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	37.1%
Health Care	17.4%
Financials	16.5%
Industrials	14.7%
Consumer Staples	5.5%
Consumer Discretionary	5.3%
Utilities	2.4%
Short-Term Investments	2.3%
Other Assets less Liabilities	-1.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$3,972,701	5.3%
Microsoft Corp.	$3,209,301	4.3%
Veralto Corp.	$2,570,083	3.5%
Flex Ltd.	$2,533,011	3.4%
Visa, Inc. - Class A	$2,478,070	3.4%
Aflac, Inc.	$2,455,355	3.3%
Rockwell Automation, Inc.	$2,212,872	3.0%
Unilever PLC (Sponsored ADR)	$2,074,709	2.8%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$2,009,461	2.7%
Waste Management, Inc.	$2,008,012	2.7%
Total	$25,523,575	34.4%

Material Fund Change [Text Block]
C000230112
Shareholder Report [Line Items]
Fund Name	AB Sustainable US Thematic Portfolio
Class Name	Class Z
Trading Symbol	SUTZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Sustainable US Thematic Portfolio (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/SUTZX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/SUTZX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class Z	S&P 500 Index
02/22	$10,000	$10,000
06/22	$8,226	$8,441
06/23	$9,832	$10,095
06/24	$11,361	$12,574
12/24	$11,558	$13,635

Average Annual Return [Table Text Block]
	6 Months	1 Year	Since Inception 02/01/22
Class Z	1.74%	10.98%	5.09%
S&P 500 Index	8.44%	25.02%	11.21%

Performance Inception Date		Feb. 01, 2022
No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/SUTZX-S for the most recent performance information.

AssetsNet	$ 74,326,773	$ 74,326,773
Holdings Count | Holding	43	43
Advisory Fees Paid, Amount	$ 133,516
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$74,326,773 # of Portfolio Holdings43 Portfolio Turnover Rate19% Total Advisory Fees Paid$133,516
Holdings [Text Block]

Sector Breakdown

Value	Value
Information Technology	37.1%
Health Care	17.4%
Financials	16.5%
Industrials	14.7%
Consumer Staples	5.5%
Consumer Discretionary	5.3%
Utilities	2.4%
Short-Term Investments	2.3%
Other Assets less Liabilities	-1.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$3,972,701	5.3%
Microsoft Corp.	$3,209,301	4.3%
Veralto Corp.	$2,570,083	3.5%
Flex Ltd.	$2,533,011	3.4%
Visa, Inc. - Class A	$2,478,070	3.4%
Aflac, Inc.	$2,455,355	3.3%
Rockwell Automation, Inc.	$2,212,872	3.0%
Unilever PLC (Sponsored ADR)	$2,074,709	2.8%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$2,009,461	2.7%
Waste Management, Inc.	$2,008,012	2.7%
Total	$25,523,575	34.4%

Material Fund Change [Text Block]